Note 18 - Condensed Consolidating Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Condensed Balance Sheet [Table Text Block]
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

ASSETS
Current assets:
Cash and cash equivalents	$982	$16,598	$3,177	$-	$20,757
Trade accounts receivable, net	-	49,569	4,514	(8)	54,075
Receivables from affiliates	22	8,809	-	(8,831)	-
Deferred tax assets	-	15	53	-	68
Prepaid expenses and other	-	2,339	101	-	2,440
Total current assets	1,004	77,330	7,845	(8,839)	77,340
Property and equipment:
Property and equipment, at cost	-	27,769	109	-	27,878
Less: Accumulated depreciation	-	3,485	53	-	3,538
Total property and equipment, net	-	24,284	56	-	24,340
Intangible assets, net	-	28,414	1,831	-	30,245
Goodwill	-	53,915	1,630	-	55,545
Investment in subsidiaries	98,965	-	-	(98,965)	-
Notes receivable - affiliates	-	3,903	-	(3,903)	-
Debt issuance costs, net	2,318	-	-	-	2,318
Other assets	-	35	19	-	54
Total assets	$102,287	$187,881	$11,381	$(111,707)	$189,842

LIABILITIES AND OWNERS' EQUITY
Current liabilities:
Accounts payable	$34	$2,161	$266	$-	$2,461
Accounts payable - affiliates	-	586	8,839	(8,839)	586
Accrued payroll and other	6	7,605	139	-	7,750
Income taxes payable	-	507	39	-	546
Total current liabilities	40	10,859	9,283	(8,839)	11,343
Long-term debt	-	77,600	-	-	77,600
Notes payable - affiliates	-	-	3,479	(3,479)	-
Deferred tax liabilities	-	-	438	-	438
Asset retirement obligations	-	33	-	-	33
Total liabilities	40	88,492	13,200	(12,318)	89,414

Commitment and contingencies - Note 10

Owners' equity:
Total partners' capital	75,764	98,380	(1,819)	(98,470)	73,855
Non-controlling interests	26,483	1,009	-	(919)	26,573
Total owners' equity	102,247	99,389	(1,819)	(99,389)	100,428
Total liabilities and owners' equity	$102,287	$187,881	$11,381	$(111,707)	$189,842
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

ASSETS

Current assets:
Cash and cash equivalents	$-	$24,606	$2,084	$-	$26,690
Trade accounts receivable, net	-	53,684	7,046	-	60,730
Receivables from affiliates	-	8,045	-	(8,045)	-
Deferred tax assets	-	-	134	-	134
Deferred offering costs	2,539	-	-	-	2,539
Prepaid expenses and other	147	1,281	30	-	1,458
Total current assets	2,686	87,616	9,294	(8,045)	91,551
Property and equipment:
Property and equipment, at cost	-	42,442	87	-	42,529
Less: Accumulated depreciation	-	3,690	21	-	3,711
Total property and equipment, net	-	38,752	66	-	38,818
Intangible assets, net	-	30,373	2,178	-	32,551
Goodwill	-	73,687	1,779	-	75,466
Notes receivable - affiliates	-	3,903	-	(3,903)	-
Debt issuance costs, net	2,149	-	-	-	2,149
Other assets	-	48	6	1	55
Total assets	$4,835	$234,379	$13,323	$(11,947)	$240,590

LIABILITIES, PARENT NET INVESTMENT AND OWNERS' EQUITY

Current liabilities:
Accounts payable	$-	$1,708	$965	$-	$2,673
Accounts payable - affiliates	-	-	8,044	(8,044)	-
Accrued payroll and other	19	10,544	99	-	10,662
Income taxes payable	-	14,988	1,170	-	16,158
Total current liabilities	19	27,240	10,278	(8,044)	29,493
Long-term debt	-	75,000	-	-	75,000
Notes payable - affiliates	-	-	3,795	(3,795)	-
Deferred tax liabilities	-	-	541	-	541
Asset retirement obligations	-	9	-	-	9
Total liabilities	19	102,249	14,614	(11,839)	105,043

Commitments and contingencies - Note 10

Total parent net investment and owners' equity	4,816	132,130	(1,291)	(108)	135,547
Total liabilities, parent net investment and owners' equity	$4,835	$234,379	$13,323	$(11,947)	$240,590

Condensed Income Statement [Table Text Block]
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Revenues	$-	$370,081	$34,337	$-	$404,418
Costs of services	-	323,821	31,534	-	355,355
Gross margin	-	46,260	2,803	-	49,063

Operating costs and expense:
General and administrative	-	19,257	2,064	-	21,321
Depreciation, amortization and accretion	-	6,136	209	-	6,345
Impairments	-	32,546	-	-	32,546
Operating income	-	(11,679)	530	-	(11,149)

Other income (expense):
Equity earnings (loss) in subsidiaries	(14,134)	-	-	14,134	-
Interest expense, net	(983)	(1,892)	(333)	-	(3,208)
Offering costs	(446)	-	-	-	(446)
Other, net	-	84	8	-	92
Net income before income tax expense	(15,563)	(13,487)	205	14,134	(14,711)
Income tax expense	-	356	112	-	468
Net income	(15,563)	(13,843)	93	14,134	(15,179)

Net income attributable to non-controlling interests	4,646	291	-	36	4,973
Net income attributable to controlling interests	$(20,209)	$(14,134)	$93	$14,098	$(20,152)
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Revenues	$-	$222,250	$26,883	$-	$249,133
Costs of services	-	188,928	24,762	-	213,690
Gross margin	-	33,322	2,121	-	35,443

Operating costs and expense:
General and administrative	-	11,283	1,184	-	12,467
Depreciation, amortization and accretion	-	5,027	137	-	5,164
Impairments	-	3,429	702	-	4,131
Operating income	-	13,583	98	-	13,681

Other income (expense):
Equity earnings (loss) in subsidiaries	-	-	-	-	-
Interest expense, net	(18)	(3,822)	(160)	-	(4,000)
Offering costs	(1,376)	-	-	-	(1,376)
Gain on reversal of contingent consideration	-	11,250	-	-	11,250
Other, net	-	41	(4)	-	37
Net income (loss) before income tax expense	(1,394)	21,052	(66)	-	19,592
Income tax expense	-	14,187	1,050	-	15,237
Net income (loss)	(1,394)	6,865	(1,116)	-	4,355

Net income attributable to non-controlling interests	-	22	-	-	22
Net income (loss) attributable to controlling interests	$(1,394)	$6,843	$(1,116)	$-	$4,333

Condensed Statement of Comprehensive Income [Table Text Block]
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Net income (loss)	$(15,563)	$(13,843)	$93	$14,134	$(15,179)
Other comprehensive (loss):
Foreign currency translation	-	-	(621)	(316)	(937)

Comprehensive income (loss)	$(15,563)	$(13,843)	$(528)	$13,818	$(16,116)

Comprehensive income (loss) attributable to non-controlling interests	4,646	291	-	(279)	4,658
Comprehensive income (loss) attributable to controlling interests	$(20,209)	$(14,134)	$(528)	$14,097	$(20,774)
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Net income (loss)	$(1,394)	$6,865	$(1,116)	$-	$4,355
Other comprehensive (loss):
Foreign currency translation	-	-	(112)	-	(112)

Comprehensive income (loss)	$(1,394)	$6,865	$(1,228)	$-	$4,243

Comprehensive income attributable to non-controlling interests	-	22	-	-	22
Comprehensive income (loss) attributable to controlling interests	$(1,394)	$6,843	$(1,228)	$-	$4,221

Condensed Cash Flow Statement [Table Text Block]
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Operating activities:
Net income (loss)	$(15,563)	$(13,843)	$93	$14,134	$(15,179)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation, amortization and accretion	-	6,337	176	-	6,513
Impairments	-	32,546	-	-	32,546
Loss on asset disposal	-	3	-	-	3
Interest expense from debt issuance cost amortization	714	-	-	-	714
Amortization of equity-based compensation	785	-	-	-	785
Equity earnings in investee company	-	(46)	-	-	(46)
Distributions from investee company	-	55	-	-	55
Equity earnings in subsidiaries	14,134	-	-	(14,134)	-
Deferred tax benefit, net	-	(15)	2	-	(13)
Non-cash allocated GP expenses	-	497	-	-	497
Changes in assets and liabilities:
Trade accounts receivable	(22)	4,145	2,527	-	6,650
Prepaid expenses and other	744	(1,600)	(77)	-	(933)
Accounts payable and accrued payroll and other	21	(3,121)	136	-	(2,964)
Income taxes payable	-	(14,481)	(1,131)	-	(15,612)
Net cash provided by operating activities	813	10,477	1,726	-	13,016
Investing activities:
Acquisition of business	-	(1,769)	-	-	(1,769)
Purchase of property and equipment	-	(517)	-	-	(517)
Net cash used in investing activities	-	(2,286)	-	-	(2,286)

Financing activities:
Proceeds from initial public offering	80,213	-	-	-	80,213
Distribution of initial public offering proceeds to Cypress Energy Holdings, LLC	(80,213)	-	-	-	(80,213)
Payment of deferred offering costs	(314)	-	-	-	(314)
Advances on long-term debt	-	7,600	-	-	7,600
Repayment of long-term debt	-	(5,000)	-	-	(5,000)
Debt issuance costs	(883)	-	-	-	(883)
Contributions from general partner	-	(168)	-	-	(168)
Net advances from members	(105)	587	-	-	482
Distributions from subsidiaries	14,535	(14,535)	-	-	-
Distributions to limited partners	(13,064)	-	-	-	(13,064)
Distributions to non-controlling members of the TIR Entities	-	(4,683)	-	-	(4,683)
Net cash provided by (used in) financing activities	169	(16,199)	-	-	(16,030)

Effects of exchange rates on cash	-	-	(633)	-	(633)

Net increase (decrease) in cash and cash equivalents	982	(8,008)	1,093	-	(5,933)
Cash and cash equivalents, beginning of period	-	24,606	2,084	-	26,690
Cash and cash equivalents, end of period	$982	$16,598	$3,177	$-	$20,757

Non-cash items:
Accounts payable excluded from capital expenditures	$-	$756	$-	$-	$756

Supplemental cash flow disclosures:
Cash taxes paid	-	16,420	254	-	$16,674
Cash interest paid	-	2,415	-	-	2,415
			Non-	Consolidation
	Parent	Guarantors	Guarantors	Adjustments	Consolidated

Operating activities:
Net income (loss)	$(1,394)	$6,865	$(1,116)	$-	$4,355
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion	-	5,124	137	-	5,261
Impairments	-	3,429	702	-	4,131
Gain on reversal of contingent consideration	-	(11,250)	-	-	(11,250)
Interest expense from debt issuance cost amortization	-	1,219	-	-	1,219
Equity earnings in investee company	-	(32)	-	-	(32)
Deferred tax benefit, net	-	(1,751)	(265)	-	(2,016)
Stock option expense	-	90	-	-	90
Changes in assets and liabilities:
Trade accounts receivable	-	(10,705)	1,912	-	(8,793)
Prepaid expenses and other	(147)	395	35	-	283
Accounts payable and accrued payroll and other	19	(2,843)	914	-	(1,910)
Income taxes payable	-	14,417	1,399	-	15,816
Net cash provided by (used in) operating activities	(1,522)	4,958	3,718	-	7,154

Investing activities:
Cash acquired - TIR Entities	-	6,628	3,480	-	10,108
Acquisition of business	-	(500)	-	-	(500)
Purchase of property and equipment	-	(3,829)	-	-	(3,829)
Net cash provided by investing activities	-	2,299	3,480	-	5,779

Payment of deferred offering costs	(2,539)	-	-	-	(2,539)
Advances on long-term debt	-	75,000	-	-	75,000
Repayment of long-term debt	-	(14,361)	(5,024)	-	(19,385)
Net payments on factoring agreement	-	(36,748)	-	-	(36,748)
Payment of debt issuance costs	(2,149)	(1,219)	-	-	(3,368)
Payments on behalf of affiliates	-	(5,763)	-	-	(5,763)
Purchase of non-controlling interests	-	(572)	-	-	(572)
Tax benefit of stock options exercised	-	528	-	-	528
Contributions from general partner	6,210	-	-	-	6,210
Net cash provided by (used in) financing activities	1,522	16,865	(5,024)	-	13,363

Effect of exchange rates on cash	-	-	(90)	-	(90)

Net increase in cash and cash equivalents	-	24,122	2,084	-	26,206
Cash and cash equivalents, beginning of period	-	484	-	-	484
Cash and cash equivalents, end of period	$-	$24,606	$2,084	$-	$26,690

Non-cash items:
Accounts payable excluded from capital expenditures	$-	$330	$-	$-	$330

Supplemental cash flow disclosures:
Cash taxes paid	$-	$717	$100	$-	$817
Cash interest paid	-	3,917	-	-	3,917